Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Capitalized Contract Cost [Line Items]
Cost incurred on long-term contracts in progress	$ 769,174	$ 653,082
Raw materials	735,428	585,564
Advances to suppliers and subcontractors	179,456	95,314
Inventory, gross	1,684,058	1,333,960
Provision for losses on long-term contracts	(13,584)	(17,272)
Inventories, net	1,670,474	1,316,688
Pre-contract costs
Capitalized Contract Cost [Line Items]
Cost incurred on long-term contracts in progress	$ 183,628	$ 187,422